Related Party Transactions (Narrative) (Details) - USD ($)				9 Months Ended
	Feb. 05, 2019	May 23, 2018	Oct. 11, 2017	Aug. 31, 2019	Aug. 31, 2018
Related Party Transaction [Line Items]
Proceeds from issuance of common stock				$ 52,000
Proceeds from related party debt				$ 25,099	$ 9,800
Levi Yehuda - Director [Member] | Restricted Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued for cash, shares			1,900,000
Proceeds from issuance of common stock			$ 9,500
Stock price per share			$ 0.005
Abotbol Gal - Secretary/ President [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 24,793	$ 9,800
Debt instrument description	These loans were unsecured, noninterest bearing and due on demand.	These loans were unsecured, noninterest bearing and due on demand.
Loan repaid date	Mar. 26, 2019
Abotbol Gal - Secretary/ President [Member] | Restricted Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued for cash, shares			1,900,000
Proceeds from issuance of common stock			$ 9,500
Stock price per share			$ 0.005